Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	May 07, 2014
License Agreement [Member]
Payment of UCLA annual maintenance fee	$ 10,000	$ 10,000
Percentage of commercial sale of the licensed product equal to net sales	3.00%	3.00%
License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales	0.333%	0.333%
License Agreement [Member] | UCLA [Member] | After December 22, 2016 [Member]
License commitment fee	$ 500,000	$ 500,000
Percentage of amount raised in private placement	2.00%	2.00%
Minimum [Member] | License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales	10.00%	10.00%
Maximum [Member] | License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales	20.00%	20.00%
First Subject In Feasibility Study [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee	$ 100,000	$ 100,000
First Subject In Pivotal Study [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee	250,000	250,000
Pre-Market Approval Of Licensed Product Or Licensed Method [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee	500,000	500,000
First Commercial Sale Of Licensed Product Or Licensed Method [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee	1,000,000	1,000,000
AFH [Member] | Minimum [Member]
Debt financing			$ 8,000,000
AFH [Member] | Maximum [Member]
Debt financing			$ 10,000,000
First Commerical Sale [Member] | License Agreement [Member]
Annual minimum royalty for life of the patent rights	50,000	50,000
After First Commerical Sale [Member] | License Agreement [Member]
Annual minimum royalty for life of the patent rights	$ 250,000	$ 250,000